Warrants (Details) - USD ($)		1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 14, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2013	Apr. 30, 2013	Mar. 31, 2022	Dec. 31, 2021
Warrants (Details) [Line Items]
Issued detachable warrants		63,785	127,570
Other expenses (in Dollars)						$ 0	$ 0
Initial allocated fair value (in Dollars)	$ 1,526,000		$ 2,316,000
Warrant [Member]
Warrants (Details) [Line Items]
Share price (in Dollars per share)						$ 20.37
Initial allocated fair value (in Dollars)			$ 2,316
Series C Preferred Stock [Member]
Warrants (Details) [Line Items]
Issued detachable warrants				89,418	44,708
Share price (in Dollars per share)						$ 6.71
Shares outstanding							134,126
Net issuance of warrants				116,150	116,150